Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2020	2019

Number of permanent employees as at 30 June:

South African operations	31 504	31 199
International operations[1]	1 589	1 638

Total number of permanent employees	33 093	32 837

	SA Rand
Figures in million	2020	2019

Aggregate earnings

The aggregate earnings of employees including executive directors were:

Salaries and wages and other benefits (excluding share-based payments)	10 540	10 623
Retirement benefit costs	842	766
Medical aid contributions	276	259

Total aggregated earnings[2]	11 658	11 648

[1]	The Wafi-Golpu joint operation's employees included in the total is 81 (2019: 194).

[2]	These amounts have been included in cost of sales, corporate expenditure and capital expenditure.